Equity - Capital Raising (Details) € in Thousands, $ in Thousands			12 Months Ended
	Mar. 27, 2021 USD ($)	Oct. 13, 2015 EUR (€)	Dec. 31, 2021 USD ($)
Events after the reporting period
Issue of equity		€ 50,000	$ 86,398
Super Senior Notes
Events after the reporting period
Principal amount			$ 60,000
Agreement in Principle on the Terms of Financing Proposal
Events after the reporting period
Issue of equity	$ 40,000
Agreement in Principle on the Terms of Financing Proposal | Super Senior Notes
Events after the reporting period
Principal amount	$ 60,000